CONTINGENT LIABILITIES (Commitments) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Minimum future rentals under operating leases - 2018		$ 3.4
Minimum future rentals under operating leases - 2019		2.6
Minimum future rentals under operating leases - 2020		1.5
Minimum future rentals under operating leases - 2021		0.9
Minimum future rentals under operating leases - 2022		0.9
Minimum future rentals under operating leases - 2023		0.9
Leasing fees		3.2	$ 2.6	$ 2.5
Term of Frame Product and Service Purchase Agreement	10 years
Term of any renewal period for Frame Product and Service Purchase Agreement	12 months
Aggregate amount obligated to purchase from Telematics		$ 7.6